SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18:-	SUBSEQUENT EVENTS

On January 4, 2016, as part of the motion to approve the filing of a derivative claim the applicants submitted an application for discovery of documents. On January 25, 2016, The Company has submitted a motion to dismiss the discovery's application. On March 29, 2016 the Applicants submitted an application to attach an expert opinion. A Pre-trial hearing is scheduled for July 7, 2016. See Note 11d(3).